Document and Entity Information	Sep. 09, 2019
Cover [Abstract]
Entity Registrant Name	ENSIGN GROUP, INC
Amendment Flag	false
Entity Central Index Key	0001125376
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-33757
Entity Tax Identification Number	33-0861263
Entity Address, Address Line One	29222 Rancho Viejo Road
Entity Address, Address Line Two	Suite 127
Entity Address, City or Town	San Juan Capistrano
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92675
City Area Code	(949)
Local Phone Number	487-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ENSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false